ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 09, 2022	Apr. 21, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
NET INCOME (LOSS)			$ (1,270,860)	$ (1,604,848)	$ (4,797,453)	$ (6,353,921)	$ (8,852,677)	$ (5,373,015)
Revenue		$ 19,124,124	$ 6,914,934	$ 6,589,227	20,783,784	$ 12,675,450	21,786,149	$ 808,902
Boston Solar Acquisitions [Member]
Total consideration		6,064,858
Fair value of stock		1,252,273
Issuance of promissory note with a fair value		897,306
Issuance of convertible promissory note		1,378,111
Holdback additional cash		250,000
Cash paid for acquisition		$ 2,287,168
Common stock shares		14,781,938
Percent of consideration paid		80.10%
Acquisition related expenses		$ 587,000
NET INCOME (LOSS)					(528,871,242,225)		332,995
Revenue					$ 20,215,477
Impairment in goodwill							$ 1,287,969
Investments description	(i) make an investment in Frontline for a 13.3% membership interest in exchange for $100,000 of the Company’s shares (the number of shares determined by a 30-day Volume Weighted Average Price(“vwap”) calculation, which were subsequently fair valued on August 9, 2022); (ii) issue a promissory note to Frontline for $150,000 ; and (iii) purchase the remaining interest (86.7%) membership interest for a cash consideration of $500,000 minus any outstanding principal and interest outstanding under the promissory note, subject to certain closing conditions (the “Second Closing”). In the event that Second Closing does not occur then the promissory note would convert into an additional 6.6% membership interest of Frontline for a total ownership interest of 19.9% for the Company.